Preferred Stock and Common Stock (Details Narrative) - USD ($)						1 Months Ended			6 Months Ended	12 Months Ended
	Oct. 27, 2025	Sep. 30, 2025	Aug. 06, 2025	Jun. 30, 2025	Nov. 17, 2023	Dec. 31, 2025	Apr. 30, 2025	Sep. 30, 2024	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Nov. 03, 2025	Sep. 19, 2025	Dec. 31, 2023
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock par value						$ 0.0001				$ 0.0001	$ 0.0001		$ 0.0001
Preferred stock, par value						$ 0.0001				$ 0.0001	$ 0.0001
Stock issued, value											$ 3,000,000
Share price														$ 0.0001
Stock issued during the period , other								$ 2,096
Stock issued during the period , other								2,960,856
Preferred stock, shares authorized						148,438,108				148,438,108	88,400,879
Shares of common stock exercisable	12,000,000
Dividends										$ 99,348
Sale of stock consideration value	$ 1,000					$ 1,050
Number of non-voting common stock issued and outstanding after conversion						50,000,000				50,000,000
Series C Preferred Stock Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares of common stock exercisable				4,000,000					4,000,000
Common stock for an aggregate consideration				$ 3,000					$ 3,000
Common stock exercisable price				$ 1.0825					$ 1.0825
[custom:WarrantsExpirationDatesDescription]									1,000,000 warrants have an expiration date of eight (8) months, 1,000,000 warrants have an expiration date of sixteen (16) months, and 2,000,000 warrants have an expiration date of two (2) years from the issuance date
Series D Preferred Stock Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares of common stock exercisable	25,000,000
Common stock exercisable price	$ 12.35
Warrants to purchase total	25,000,000
Warrants and expiration date description	16,000,000 warrants have an expiration date of nine (9) months, 3,000,000 warrants have an expiration date of sixteen (16) months, and 6,000,000 warrants have an expiration date of two (2) years from the issuance date
Series C Preferred Stock [Member] | Series C Preferred Stock Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, par value				0.0001					$ 0.0001
Stock issued, price per share				$ 10.00					$ 10.00
Issued an aggregate of shares									329,671
Series D Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued	109,891					115,385
Series D Preferred Stock [Member] | Series D Preferred Stock Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance and sale of total of shares	549,451
Series E Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Dividends description										(i) the prime rate, plus 6.5%, or (ii) 12%, payable monthly in arrears on the stated value. At the option of the company, dividends may be paid in cash or in shares of common stock valued at the conversion price
Issuance of common stock										$ 10,000,000
preferred stock redemption amount						$ 1,000,000				1,000,000
Series E Preferred Stock One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of common stock										20,000,000
preferred stock redemption amount						2,000,000				2,000,000
Series E Preferred Stock Two [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of common stock										30,000,000
preferred stock redemption amount						$ 2,000,000				2,000,000
Series E Preferred Stock Three [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of common stock										$ 40,000,000
Series B-1 Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, par value											$ 0.0001
Number of shares issued					6,154,723						6,152,684
Stock issued, value					$ 3,006,000						$ 3,000,000
Stock issued, price per share					$ 0.0001
Share price					$ 0.48751						$ 0.48751
Series CF Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued				7,234,063			995,157
Stock issued, value				$ 5,120,000
Stock issued, price per share				$ 0.0001					$ 0.0001
Share price				0.707810			$ 0.707810		0.707810
Proceeds from shares issued							$ 797,000
Fundraising fees							$ 140,000
Series CF Preferred Stock [Member] | Listing Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued							2,869,954
Stock issued, value							$ 2,031,000
Stock issued, price per share							$ 0.0001
Convertible Common Stock [Member] | Series C Preferred Stock Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued, price per share				$ 0.6755					$ 0.6755
Series CF Two Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued		212,033
Stock issued, value		$ 819,000
Stock issued, price per share		$ 0.0001
Share price		$ 2.1234
Fundraising fees		$ 56,000
Series E Convertible Preferred Stock [Member] | Securities Purchase And Conversion Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued, price per share			$ 3.75
Share price			$ 10.00
Debt conversion, converted instrument, rate			50.00%
Stock issued during period, value, conversion of units			$ 6,800,000
Stock issued during period, shares, conversion of units			682,770
Debt instrument, convertible, conversion price			$ 4.62
Series B Two Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of non-voting common stock issued and outstanding after conversion												7,025,651
Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, par value						$ 3.75				$ 3.75
Number of shares issued											2,050,896
Preferred Stock [Member] | Series C Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock voting rights										The holders of Series C Preferred Stock shall have no voting rights, except as required by law and as expressly provided in the certificate of designation
Preferred stock, par value						10.00				$ 10.00
Preferred stock, par value						2.0265				$ 2.0265
Preferred Stock [Member] | Series D Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock voting rights										The holders of Series D Preferred Stock shall have no voting rights, except as required by law and as expressly provided in the certificate of designation
Preferred stock, par value						10.00				$ 10.00
Preferred stock, par value						12.35				$ 12.35
Preferred Stock [Member] | Series E Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock voting rights										The holders of Series E Preferred Stock shall have no voting rights, except as required by law and as expressly provided in the certificate of designation
Preferred stock, par value						10.00				$ 10.00
Preferred stock, par value						$ 4.62				$ 4.62
Preferred Stock [Member] | Series F Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock voting rights										The holders of Series F Preferred Stock are entitled to cast 40,000 votes for each one (1) share of Series F Preferred Stock and shall vote together, along with holders of other Preferred Stock entitled to vote thereon, with the holders of Common Stock as a single class. The holders of the Series F Preferred stock shall be entitled to vote on all matters on which holders of Common stock are entitled to vote
Preferred stock, shares authorized				10,000		10,000			10,000	10,000
Preferred Stock [Member] | Series B-1 Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized						25,356,256				25,356,256	25,356,256
Preferred Stock [Member] | Series CF Two Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized						2,900,000				2,900,000
Preferred Stock [Member] | Series B Two Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized						27,463,149				27,463,149	27,463,149